Reverse Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2022
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Reverse Repurchase Agreements - Non Trading	16. REVERSE REPURCHASE AGREEMENTS – NON TRADING

		Group
	2022	2021
	£m	£m
Agreements with banks	885	447
Agreements with customers	6,463	12,236
	7,348	12,683